Business Acquisition (Narrative) (Detail) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	May 24, 2019 CAD ($) $ / shares	Jul. 31, 2020 CAD ($) Year $ / shares	Jul. 31, 2019 CAD ($) Year $ / shares
Disclosure of detailed information about business combination [line items]
Risk free interest rate of replacement options		1.79%	2.11%
Expected life of options (years) | Year		5	5
Expected volatility, share options granted		75.00%	69.00%
Exercise price of options granted | $ / shares		$ 6.61	$ 6.11
Net revenue | $		$ 80,784	$ 47,541
Net loss | $		(546,489)	(69,608)
Newstrike Brands Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Exchange ratio	0.06332
Net revenue | $	$ 2,770
Net loss | $	$ (13,699)
Increase in net revenue based on management estimates If each acquisition had occurred | $			9,287
Increase in net loss based on management estimates If each acquisition had occurred | $			19,096
Non-capitalized transaction expenses | $			$ 3,958
Newstrike Brands Limited | Neal Brothers Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	60.00%
Newstrike Brands Limited | Warrants
Disclosure of detailed information about business combination [line items]
Volatility rate of warrants	75.00%
Stock price of warrants | $ / shares	$ 9.11
Newstrike Brands Limited | Warrants | Minimum
Disclosure of detailed information about business combination [line items]
Risk free rate of warrants	1.48%
Expected life of warrants	8 months 23 days
Exercise price of warrants | $ / shares	$ 11.84
Newstrike Brands Limited | Warrants | Maximum
Disclosure of detailed information about business combination [line items]
Risk free rate of warrants	1.57%
Expected life of warrants	4 years 25 days
Exercise price of warrants | $ / shares	$ 27.64
Newstrike Brands Limited | Replacement Options
Disclosure of detailed information about business combination [line items]
Expected volatility, share options granted	75.00%
Stock price of options | $ / shares	$ 9.11
Newstrike Brands Limited | Replacement Options | Minimum
Disclosure of detailed information about business combination [line items]
Expected life of warrants	1 year 2 months 12 days
Risk free interest rate of replacement options	1.48%
Exercise price of options granted | $ / shares	$ 6.00
Newstrike Brands Limited | Replacement Options | Maximum
Disclosure of detailed information about business combination [line items]
Expected life of warrants	4 years 8 months 12 days
Risk free interest rate of replacement options	1.57%
Exercise price of options granted | $ / shares	$ 17.37